Income Taxes - Significant Portions of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Gross deferred tax assets:
Net operating loss carryforwards	$ 585,783	$ 591,244
Deferred subscriber income	151,051	113,103
Interest expense limitation	111,682	56,381
Accrued expenses and allowances	26,683	18,766
Lease liabilities	18,773	0
Purchased intangibles and deferred financing costs	11,232	17,788
Inventory reserves	3,387	4,688
Research and development credits	41	41
Valuation allowance	(566,427)	(467,705)
Deferred tax assets, net of valuation allowance	342,205	334,306
Gross deferred tax liabilities:
Deferred capitalized contract costs	(325,616)	(332,547)
Right of use assets	(16,355)	0
Property and equipment	(2,465)	(2,242)
Prepaid expenses	0	(613)
Deferred tax liabilities, net	(344,436)	(335,402)
Net deferred tax liabilities	$ (2,231)	$ (1,096)